Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of accrued liabilities and other payables
	December 31,
	2020	2019
Bonus payables	$4,841,040	$1,258,449
VAT and other taxes payables	1,802,577	830,795
Liability assumed in connection with acquisition of noncontrolling interest in HTCC	830,308	-
Other accrued liabilities	3,544,591	2,552,648
Total accrued liabilities and other payables	$11,018,516	$4,641,892